EARNINGS OR LOSS PER SHARE - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net loss for the year	$ (114,276)	$ (4,923)
Weighted average number of shares on issue - basic	263,122,252	244,749,772
Weighted average number of shares on issue - diluted	263,122,252	244,749,772
(Loss) earnings per share - basic (in dollars per share)	$ (0.43)	$ (0.02)
(Loss) earnings per share - diluted (in dollars per share)	$ (0.43)	$ (0.02)